UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 July 26, 2007 to August 27, 2007

 Commission File Number of issuing entity: 333-131374-59

 Bear Stearns Asset Backed Securities Trust 2007-SD3
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-131374

 Bear Stearns Asset Backed Securities I LLC
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2199834
 54-2199835
 54-2199836
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A                                _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  M-3                              _____    _____    __X___    ____________
  M-4                              _____    _____    __X___    ____________
  M-5                              _____    _____    __X___    ____________
  M-6                              _____    _____    __X___    ____________
  M-7                              _____    _____    __X___    ____________
  M-8                              _____    _____    __X___    ____________
  M-9                              _____    _____    __X___    ____________
  B-IO                             _____    _____    __X___    ____________
  P                                _____    _____    __X___    ____________
  R-1                              _____    _____    __X___    ____________
  R-X                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On August 27, 2007 a distribution was made to holders of Bear Stearns Asset Backed Securities Trust 2007-SD3.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 2. Legal Proceedings.

On August 9, 2007, HomeBanc Corp., together with certain of its subsidiaries, including HomeBanc Mortgage Corporation (a servicer of the mortgage loans included in the Bear Stearns Asset Backed Securities Trust 2007-SD3, Asset Backed Certificates, Series 2007-SD3 transaction that closed on May 18, 2007), filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code in the U.S. Bankruptcy Court for the District of Delaware (HomeBanc Mortgage Corporation, a Delaware corporation, et al., Case No. 07-11080 (KJC)). These proceedings have been procedurally consolidated and are being jointly administered under the auspices of United States Bankruptcy Judge Kevin J. Carey.

 Item 7. Significant Enhancement Provider Information.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Bear Stearns Asset Backed Securities Trust 2007-SD3, relating to the August 27, 2007 distribution.

       (99.2)  Financial Guaranty Insurance Company and Subsidiaries


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Bear Stearns Asset Backed Securities Trust 2007-SD3
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Elisabeth A. Brewster
 Elisabeth A. Brewster, Vice President

 Date: September 10, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Bear Stearns Asset Backed Securities Trust 2007-SD3, relating to the August 27, 2007 distribution.

 EX-99.2         Financial Guaranty Insurance Company and Subsidiaries



 EX-99.1


Bear Stearns Asset Backed Securities
Asset-Backed Certificates



Distribution Date:       8/27/2007


Bear Stearns Asset Backed Securities
Asset-Backed Certificates
Series 2007-SD3


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
           A                   07387LAA9       08/24/2007            5.57000%       401,150,619.30         2,048,208.20
          M-1                  07387LAB7       08/24/2007            6.07000%        26,295,000.00           146,309.76
          M-2                  07387LAC5       08/24/2007            6.12000%        10,872,000.00            60,991.92
          M-3                  07387LAD3       08/24/2007            6.42000%         6,321,000.00            37,199.08
          M-4                  07387LAE1       08/24/2007            6.57000%         6,068,000.00            36,544.53
          M-5                  07387LAF8       08/24/2007            6.57000%         4,551,000.00            27,408.40
          M-6                  07387LAG6       08/24/2007            6.57000%         5,563,000.00            33,503.17
          M-7                  07387LAH4       08/24/2007            6.57000%         4,046,000.00            24,367.04
          M-8                  07387LAJ0       08/24/2007            6.57000%         5,057,000.00            30,455.78
          M-9                  07387LAK7       08/24/2007            6.57000%         3,177,045.14            19,133.75
          B-IO                 07387LAM3       05/18/2007            0.00000%        16,038,862.27           294,090.37
           P                   07387LAL5       05/18/2007            0.00000%                 0.00             4,829.47
          R-1                  07387LAN1       05/18/2007            0.00000%                 0.00                 0.00
          R-X                  07387LAP6       05/18/2007            0.00000%                 0.00                 0.00

Totals                                                                              489,139,526.71         2,763,041.47


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
           A                  8,985,839.37              0.00       392,164,779.93        11,034,047.57              0.00
          M-1                         0.00              0.00        26,295,000.00           146,309.76              0.00
          M-2                         0.00              0.00        10,872,000.00            60,991.92              0.00
          M-3                         0.00              0.00         6,321,000.00            37,199.08              0.00
          M-4                         0.00              0.00         6,068,000.00            36,544.53              0.00
          M-5                         0.00              0.00         4,551,000.00            27,408.40              0.00
          M-6                         0.00              0.00         5,563,000.00            33,503.17              0.00
          M-7                         0.00              0.00         4,046,000.00            24,367.04              0.00
          M-8                         0.00              0.00         5,057,000.00            30,455.78              0.00
          M-9                   188,529.51              0.00         2,988,515.63           207,663.26              0.00
          B-IO                        0.00              0.00        16,227,391.78           294,090.37              0.00
           P                          0.00              0.00                 0.00             4,829.47              0.00
          R-1                         0.00              0.00                 0.00                 0.00              0.00
          R-X                         0.00              0.00                 0.00                 0.00              0.00

Totals                        9,174,368.88              0.00       480,153,687.34        11,937,410.35              0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
           A                  417,699,000.00      401,150,619.30                 0.00       8,985,839.37              0.00
          M-1                  26,295,000.00       26,295,000.00                 0.00               0.00              0.00
          M-2                  10,872,000.00       10,872,000.00                 0.00               0.00              0.00
          M-3                   6,321,000.00        6,321,000.00                 0.00               0.00              0.00
          M-4                   6,068,000.00        6,068,000.00                 0.00               0.00              0.00
          M-5                   4,551,000.00        4,551,000.00                 0.00               0.00              0.00
          M-6                   5,563,000.00        5,563,000.00                 0.00               0.00              0.00
          M-7                   4,046,000.00        4,046,000.00                 0.00               0.00              0.00
          M-8                   5,057,000.00        5,057,000.00                 0.00               0.00              0.00
          M-9                   6,068,000.00        3,177,045.14                 0.00         188,529.51              0.00
          B-IO                 13,148,746.57       16,038,862.27                 0.00               0.00              0.00
           P                          100.00                0.00                 0.00               0.00              0.00
          R-1                           0.00                0.00                 0.00               0.00              0.00
          R-X                           0.00                0.00                 0.00               0.00              0.00

Totals                        505,688,846.57      489,139,526.71                 0.00       9,174,368.88              0.00


                                          Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending                    Ending                Total
                                      Loss         Principal          Certificate               Certificate            Principal
                                                   Reduction              Balance                Percentage         Distribution
           A                          0.00      8,985,839.37       392,164,779.93                0.93886933         8,985,839.37
          M-1                         0.00              0.00        26,295,000.00                1.00000000                 0.00
          M-2                         0.00              0.00        10,872,000.00                1.00000000                 0.00
          M-3                         0.00              0.00         6,321,000.00                1.00000000                 0.00
          M-4                         0.00              0.00         6,068,000.00                1.00000000                 0.00
          M-5                         0.00              0.00         4,551,000.00                1.00000000                 0.00
          M-6                         0.00              0.00         5,563,000.00                1.00000000                 0.00
          M-7                         0.00              0.00         4,046,000.00                1.00000000                 0.00
          M-8                         0.00              0.00         5,057,000.00                1.00000000                 0.00
          M-9                         0.00        188,529.51         2,988,515.63                0.49250422           188,529.51
          B-IO                        0.00              0.00        16,227,391.78                1.23413982                 0.00
           P                          0.00              0.00                 0.00                0.00000000                 0.00
          R-1                         0.00              0.00                 0.00                0.00000000                 0.00
          R-X                         0.00              0.00                 0.00                0.00000000                 0.00

Totals                                0.00      9,174,368.88       480,153,687.34                0.94950421         9,174,368.88



                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
           A                417,699,000.00          960.38204377             0.00000000           21.51271459         0.00000000
          M-1                26,295,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-2                10,872,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-3                 6,321,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-4                 6,068,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-5                 4,551,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-6                 5,563,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-7                 4,046,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-8                 5,057,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-9                 6,068,000.00          523.57368820             0.00000000           31.06946440         0.00000000
          B-IO               13,148,746.57         1219.80161262             0.00000000            0.00000000         0.00000000
           P                        100.00            0.00000000             0.00000000            0.00000000         0.00000000
          R-1                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          R-X                         0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
           A                  0.00000000           21.51271459           938.86932918           0.93886933           21.51271459
          M-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-3                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-4                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-5                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-6                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-7                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-8                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-9                 0.00000000           31.06946440           492.50422380           0.49250422           31.06946440
          B-IO                0.00000000            0.00000000          1234.13982417           1.23413982            0.00000000
           P                  0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          R-1                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          R-X                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
           A             07/25/07 - 08/26/07    33          5.57000%    401,150,619.30        2,048,208.20                   0.00
          M-1            07/25/07 - 08/26/07    33          6.07000%     26,295,000.00          146,309.76               3,223.61
          M-2            07/25/07 - 08/26/07    33          6.12000%     10,872,000.00           60,991.92               1,831.14
          M-3            07/25/07 - 08/26/07    33          6.42000%      6,321,000.00           37,199.08               2,802.90
          M-4            07/25/07 - 08/26/07    33          6.57000%      6,068,000.00           36,544.53               3,525.07
          M-5            07/25/07 - 08/26/07    33          6.57000%      4,551,000.00           27,408.40               2,643.80
          M-6            07/25/07 - 08/26/07    33          6.57000%      5,563,000.00           33,503.17               3,231.70
          M-7            07/25/07 - 08/26/07    33          6.57000%      4,046,000.00           24,367.04               2,350.43
          M-8            07/25/07 - 08/26/07    33          6.57000%      5,057,000.00           30,455.78               2,937.75
          M-9            07/25/07 - 08/26/07    33          6.57000%      3,177,045.14           19,133.75               1,845.63
          B-IO                           N/A    N/A         0.00000%     16,038,862.27                0.00                   0.00
           P                             N/A    N/A         0.00000%              0.00                0.00                   0.00
          R-1                            N/A    N/A         0.00000%              0.00                0.00                   0.00
          R-X                            N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                        2,464,121.63              24,392.03



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
           A                          0.00                0.00       2,048,208.20                0.00           392,164,779.93
          M-1                     3,223.61                0.00         146,309.76                0.00            26,295,000.00
          M-2                     1,831.14                0.00          60,991.92                0.00            10,872,000.00
          M-3                     2,802.90                0.00          37,199.08                0.00             6,321,000.00
          M-4                     3,525.07                0.00          36,544.53                0.00             6,068,000.00
          M-5                     2,643.80                0.00          27,408.40                0.00             4,551,000.00
          M-6                     3,231.70                0.00          33,503.17                0.00             5,563,000.00
          M-7                     2,350.43                0.00          24,367.04                0.00             4,046,000.00
          M-8                     2,937.75                0.00          30,455.78                0.00             5,057,000.00
          M-9                     1,845.63                0.00          19,133.75                0.00             2,988,515.63
          B-IO                        0.00                0.00         294,090.37                0.00            16,227,391.78
           P                          0.00                0.00           4,829.47                0.00                     0.00
          R-1                         0.00                0.00               0.00                0.00                     0.00
          R-X                         0.00                0.00               0.00                0.00                     0.00

Totals                           24,392.03                0.00       2,763,041.47                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
           A                  417,699,000.00       5.57000%             960.38204377            4.90355064            0.00000000
          M-1                  26,295,000.00       6.07000%            1000.00000000            5.56416657            0.12259403
          M-2                  10,872,000.00       6.12000%            1000.00000000            5.61000000            0.16842715
          M-3                   6,321,000.00       6.42000%            1000.00000000            5.88499921            0.44342667
          M-4                   6,068,000.00       6.57000%            1000.00000000            6.02250000            0.58092782
          M-5                   4,551,000.00       6.57000%            1000.00000000            6.02250055            0.58092727
          M-6                   5,563,000.00       6.57000%            1000.00000000            6.02250045            0.58092756
          M-7                   4,046,000.00       6.57000%            1000.00000000            6.02250124            0.58092684
          M-8                   5,057,000.00       6.57000%            1000.00000000            6.02249951            0.58092743
          M-9                   6,068,000.00       6.57000%             523.57368820            3.15322182            0.30415788
          B-IO                 13,148,746.57       0.00000%            1219.80161262            0.00000000            0.00000000
           P                          100.00       0.00000%               0.00000000            0.00000000            0.00000000
          R-1                           0.00       0.00000%               0.00000000            0.00000000            0.00000000
          R-X                           0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
           A                    0.00000000            0.00000000           4.90355064            0.00000000           938.86932918
          M-1                   0.12259403            0.00000000           5.56416657            0.00000000          1000.00000000
          M-2                   0.16842715            0.00000000           5.61000000            0.00000000          1000.00000000
          M-3                   0.44342667            0.00000000           5.88499921            0.00000000          1000.00000000
          M-4                   0.58092782            0.00000000           6.02250000            0.00000000          1000.00000000
          M-5                   0.58092727            0.00000000           6.02250055            0.00000000          1000.00000000
          M-6                   0.58092756            0.00000000           6.02250045            0.00000000          1000.00000000
          M-7                   0.58092684            0.00000000           6.02250124            0.00000000          1000.00000000
          M-8                   0.58092743            0.00000000           6.02249951            0.00000000          1000.00000000
          M-9                   0.30415788            0.00000000           3.15322182            0.00000000           492.50422380
          B-IO                  0.00000000            0.00000000          22.36641861            0.00000000          1234.13982417
           P                    0.00000000            0.00000000       48294.70000000            0.00000000             0.00000000
          R-1                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          R-X                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                9,890,195.51
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                   1,148,119.37
     Servicer Advances                                                                                   733,286.06
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                  4,829.47
     Swap/Cap Payments                                                                                   318,482.40
Total Deposits                                                                                        12,094,912.81

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Total Administration Fees                                                                           157,502.46
     Payment of Interest and Principal                                                                11,937,410.35
Total Withdrawals (Pool Distribution Amount)                                                          12,094,912.81

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.








                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    153,301.66
Additional Servicing Fee - EMC Mortgage Corporation                                         315.74
Lender Paid Mortgage Insurance**                                                            216.51
Master Servicing Fee - Wells Fargo Bank, NA                                               3,668.55
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               157,502.46

*Servicer Payees include: BANK OF AMERICA, N.A.; COUNTRYWIDE HOME LOANS SERVICING LP; EMC MORTGAGE
CORPORATION; EVERHOME MORTGAGE COMPANY; GMAC MORTGAGE CORPORATION; HOMEBANC MORTGAGE CORPORATION;
NATIONAL CITY MORTGAGE CO.; PHH MORTGAGE CORPORATION; WELLS FARGO BANK, N.A.

NOTE: **Lender Paid Mortgage Insurance Payees Include: General Electric and Radian Guaranty.





                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                            Basis Risk Reserve Fund            5,000.00                0.00              0.00           5,000.00
                            Class P Reserve Account                0.00                0.00              0.00               0.00
                            Swap Collateral Account                0.00                0.00              0.00               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

                                      Swap Account*                            2,364,426.25      2,045,943.85         318,482.40

NOTE: *Bear Stearns Financial Products Inc., Swap Provider.


                                                          Collateral Statement

                                                                            Total
 Collateral Description                                         Mixed Fixed & Arm
 Weighted Average Coupon Rate                                            6.916286
 Weighted Average Net Rate                                               6.540193
 Weighted Average Pass-Through Rate                                      6.529887
 Weighted Average Remaining Term                                              329
 Principal And Interest Constant                                     3,094,824.97
 Beginning Loan Count                                                       2,247
 Loans Paid in Full                                                            38
 Ending Loan Count                                                          2,209
 Beginning Scheduled Balance                                       489,139,526.71
 Ending Scheduled Balance                                          480,153,687.34
 Actual Ending Collateral Balance                                  480,224,186.00
 Scheduled Principal                                                   463,846.03
 Unscheduled Principal                                               8,710,205.14
 Negative Amortized Principal                                        (188,211.80)
 Scheduled Interest                                                  2,819,190.74
 Servicing Fees                                                        153,301.66
 Master Servicing Fees                                                   3,668.55
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                                 532.25
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        2,661,688.28
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                          4,829.47
 Prepayment Penalty Paid Count                                                  1
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                      Cash Reporting
Excess Spread                                                                  188,529.51
Insurer Premium Amount                                                          33,429.22


                                 Informational Reporting
Interest Rate Cap                                                               6.529887%
Class A Interest Rate Cap                                                       6.447876%


                                 Miscellaneous Reporting
Deficiency Amount                                                                    0.00
Class A Limited By Interest Rate Cap?                                                 YES
Class M-1 Limited By Interest Rate Cap?                                               YES
Class M-2 Limited By Interest Rate Cap?                                               YES
Class M-3 Limited By Interest Rate Cap?                                               YES
Class M-4 Limited By Interest Rate Cap?                                               YES
Class M-5 Limited By Interest Rate Cap?                                               YES
Class M-6 Limited By Interest Rate Cap?                                               YES
Class M-7 Limited By Interest Rate Cap?                                               YES
Class M-8 Limited By Interest Rate Cap?                                               YES
Class M-9 Limited By Interest Rate Cap?                                               YES


                                   Structural Reporting
Three-Month Rolling Delinquency Average                                        10.722741%
Extra Principal Distribution Amount                                                  0.00
Overcollateralization Amount                                                16,227,391.78
Overcollateralization Release Amount                                                 0.00
Overcollateralization Deficiency Amount                                              0.00
Specified Overcollateralization Amount                                      16,038,862.27


                                 Trigger Event Reporting
Has Stepdown Date Occured?                                                             NO
Delinquency Trigger
     Trigger Result                                                                  Fail
     Threshold Value                                                            3.683356%
     Calculated Value                                                          10.722741%
Cumulative Loss Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            1.750000%
     Calculated Value                                                           0.000000%
Trigger Event
     Trigger Result                                                                   N/A


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Scheduled Balance   Scheduled Balance    Scheduled Balance   Scheduled Balance    Scheduled Balance
0-29 Days                        14                   0                   0                    14
                                 1,137,050.28         0.00                0.00                 1,137,050.28

30 Days      82                  5                    0                   0                    87
             20,214,321.91       393,056.67           0.00                0.00                 20,607,378.58

60 Days      53                  3                    1                   0                    57
             14,437,928.08       434,779.36           319,181.00          0.00                 15,191,888.44

90 Days      16                  4                    32                  0                    52
             5,333,317.04        1,132,490.58         7,391,521.19        0.00                 13,857,328.81

120 Days     6                   2                    37                  0                    45
             1,367,813.71        1,804,592.97         10,255,827.17       0.00                 13,428,233.85

150 Days     2                   3                    29                  5                    39
             685,743.43          1,489,990.02         16,234,508.65       1,359,322.45         19,769,564.55

180+ Days    0                   0                    2                   0                    2
             0.00                0.00                 748,948.91          0.00                 748,948.91

Totals       159                 31                   101                 5                    296
             42,039,124.17       6,391,959.88         34,949,986.92       1,359,322.45         84,740,393.42

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Scheduled Balance   Scheduled Balance    Scheduled Balance   Scheduled Balance    Scheduled Balance
0-29 Days                        0.633771%            0.000000%           0.000000%            0.633771%
                                 0.236810%            0.000000%           0.000000%            0.236810%

30 Days      3.712087%           0.226347%            0.000000%           0.000000%            3.938434%
             4.209969%           0.081861%            0.000000%           0.000000%            4.291830%

60 Days      2.399276%           0.135808%            0.045269%           0.000000%            2.580353%
             3.006939%           0.090550%            0.066475%           0.000000%            3.163964%

90 Days      0.724310%           0.181077%            1.448619%           0.000000%            2.354006%
             1.110752%           0.235860%            1.539407%           0.000000%            2.886019%

120 Days     0.271616%           0.090539%            1.674966%           0.000000%            2.037121%
             0.284870%           0.375837%            2.135947%           0.000000%            2.796653%

150 Days     0.090539%           0.135808%            1.312811%           0.226347%            1.765505%
             0.142817%           0.310315%            3.381107%           0.283102%            4.117341%

180+ Days    0.000000%           0.000000%            0.090539%           0.000000%            0.090539%
             0.000000%           0.000000%            0.155981%           0.000000%            0.155981%

Totals       7.197827%           1.403350%            4.572205%           0.226347%            13.399728%
             8.755348%           1.331232%            7.278917%           0.283102%            17.648598%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     733,286.06





                       180+ Delinquency Summary

                                Summary

               Days    Number of          Outstanding    Percentage of
         Delinquent         Loans           Scheduled       Balance(%)
                                           Balance($)
    180  -      209             1          648,103.01            0.135
    240  -      269             1          100,845.90            0.021
              Total             2          748,948.91            0.156

This report includes all loans greater than 180 days delinquent regardless of status (REO, Foreclosure, Bankruptcy).


                REO Detail - All Mortgage Loans in REO during Current Period



 Summary                                                            12 Month REO History*
 New REO Loans                                                    Month        REO Percentage
     Loans in REO                              5                  Sep-06            0.000%
     Original Principal Balance     1,356,600.00                  Oct-06            0.000%
     Current Scheduled Balance      1,359,322.45                  Nov-06            0.000%
                                                                  Dec-06            0.000%
 Current REO Total                                                Jan-07            0.000%
     Loans in REO                              5                  Feb-07            0.000%
     Original Principal Balance     1,356,600.00                  Mar-07            0.000%
     Current Scheduled Balance      1,359,322.45                  Apr-07            0.000%
                                                                  May-07            0.000%
                                                                  Jun-07            0.000%
                                                                  Jul-07            0.000%
                                                                  Aug-07            0.283%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.





                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance

      Summary           0015583438          Aug-2007      01-Aug-2006              TX              80.00          102,400.00
      Summary           0015706153          Aug-2007      01-Sep-2006              TX              70.00          175,000.00
      Summary           0015955081          Aug-2007      01-Aug-2006              VA              80.00          368,000.00
      Summary           0018161778          Aug-2007      01-Feb-2007              VA              80.00          471,200.00
      Summary           0019995398          Aug-2007      01-Jan-2007              VA              80.00          240,000.00


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan           Scheduled             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest
      Summary           0015583438          101,558.33    01-Jan-2007               5            8.500%             2,755.07
      Summary           0015706153          173,643.42    01-Jan-2007               5            8.375%             4,638.27
      Summary           0015955081          368,000.00    01-Jan-2007               5            9.375%            11,040.00
      Summary           0018161778          471,200.00    01-Jan-2007               5            7.250%            10,798.32
      Summary           0019995398          244,920.70    01-Jan-2007               5            8.500%             6,590.88


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                          12 Month Foreclosure History*
 New Foreclosure Loans                                            Month     Foreclosure Percentage
     Loans in Foreclosure                     38                  Sep-06            0.000%
     Original Principal Balance     9,469,727.65                  Oct-06            0.000%
     Current Scheduled Balance      9,465,553.94                  Nov-06            0.000%
                                                                  Dec-06            0.000%
 Current Foreclosure Total                                        Jan-07            0.000%
     Loans in Foreclosure                    101                  Feb-07            0.000%
     Original Principal Balance    34,999,411.78                  Mar-07            0.000%
     Current Scheduled Balance     34,949,986.92                  Apr-07            0.000%
                                                                  May-07            0.020%
                                                                  Jun-07            4.941%
                                                                  Jul-07            6.148%
                                                                  Aug-07            7.279%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance
       Summary              0003263357         Aug-2007        01-Feb-2007             OK             104.89         49,299.33
       Summary              0003545530         Aug-2007        01-Mar-2007             ME              78.26        131,474.70
       Summary              0003614617         Aug-2007        01-Feb-2003             CT              74.71        650,000.00
       Summary              0003615812         Aug-2007        01-Oct-2004             MA              42.21        325,000.00
       Summary              0003631314         Aug-2007        01-Nov-2002             TX              94.86         60,712.00
       Summary              0003634243         Jul-2007        01-Aug-2001             OR              92.32        112,167.00
       Summary              0003635604         Aug-2007        01-Jul-2006             MI              75.83         90,999.00
       Summary              0003636156         Aug-2007        01-Oct-2006             KY              72.72         63,340.00
       Summary              0003648128         Aug-2007        01-Nov-2006             TX              80.00        128,000.00
       Summary              0003648995         Aug-2007        01-Jul-2006             FL              71.52        486,362.93
       Summary              0003649613         Aug-2007        01-Oct-2006             WI              80.00        101,485.60
       Summary              0003665106         Jul-2007        01-Jan-2006             WA              78.37        175,551.53
       Summary              0003665304         Jul-2007        01-Jun-2006             MI              80.00         84,000.00
       Summary              0003665312         Jul-2007        01-Jun-2006             MI              80.00         82,400.00
       Summary              0003665460         Aug-2007        01-Jun-2006             MN              79.63        160,051.82
       Summary              0003665528         Aug-2007        01-Jul-2006             GA              80.00        173,600.00
       Summary              0003665833         Aug-2007        01-Nov-2006             VA              79.73         91,295.87
       Summary              0003665932         Aug-2007        01-Dec-2006             WI              80.00         96,000.00
       Summary              0003667276         Aug-2007        01-Jun-2004             LA              90.00         85,500.00
       Summary              0003671120         Jul-2007        01-Feb-1995             CA              75.77        409,170.00
       Summary              0003674447         Jul-2007        01-Jan-2006             LA              80.00        316,000.00
       Summary              0013115407         Jul-2007        01-Jan-2006             TX              80.00        316,000.00
       Summary              0013336573         Jul-2007        01-Mar-2006             GA              75.00         97,500.00
       Summary              0013527593         Jul-2007        01-Apr-2006             CA              80.00        332,000.00
       Summary              0013753058         Jun-2007        01-Jun-2006             MI              90.00         79,200.00
       Summary              0014991632         Aug-2007        01-Jul-2006             VA              80.00        399,950.00
       Summary              0015362460         Jul-2007        01-Aug-2006             IL              80.00        145,600.00
       Summary              0015380652         Jul-2007        01-Jul-2006             NJ              80.00        236,800.00
       Summary              0015487663         Jun-2007        01-Sep-2006             FL              75.00        405,000.00
       Summary              0015555378         Jun-2007        01-Aug-2006             AZ              79.99        387,200.00
       Summary              0015637317         Jun-2007        01-Aug-2006             CA              80.00        516,000.00
       Summary              0015703093         Jun-2007        01-Sep-2006             CA              80.00        350,400.00
       Summary              0015711872         Aug-2007        01-Sep-2006             FL              70.00        148,050.00
       Summary              0015713100         Aug-2007        01-Aug-2006             TX              70.00         68,530.00
       Summary              0015713910         Jun-2007        01-Sep-2006             TX              70.00        124,250.00
       Summary              0015750391         Jul-2007        01-Sep-2006             GA              80.00        208,000.00
       Summary              0015760374         Jun-2007        01-Oct-2006             FL              80.00        368,000.00
       Summary              0015783806         Aug-2007        01-Sep-2006             CA              80.00        338,400.00
       Summary              0015821556         Jun-2007        01-Oct-2006             CA              80.00      1,000,000.00
       Summary              0015887672         Jun-2007        01-Nov-2006             CA              67.57      1,000,000.00
       Summary              0016862385         Aug-2007        01-Nov-2006             TX              80.00         55,280.00
       Summary              0017440058         Jun-2007        01-Jan-2007             FL              80.00        145,600.00
       Summary              0017459579         Jun-2007        01-Jan-2007             FL              80.00        784,000.00
       Summary              0017486887         Jun-2007        01-Feb-2007             FL              80.00        580,000.00
       Summary              0017492620         Aug-2007        01-Feb-2007             VA              80.00        487,920.00
       Summary              0017505371         Jun-2007        01-Feb-2007             FL              80.00        560,000.00
       Summary              0017524372         Jul-2007        01-Mar-2007             AZ              80.00        320,000.00
       Summary              0017550310         Jul-2007        01-Mar-2007             FL              80.00        340,000.00
       Summary              0017817594         Jul-2007        01-Feb-2007             MI              80.00        155,920.00
       Summary              0017919416         Jul-2007        01-Feb-2007             MI              80.00        732,000.00
       Summary              0017931460         Jun-2007        01-Feb-2007             CA              75.00      1,068,750.00
       Summary              0018015974         Jun-2007        01-Feb-2007             NV              80.00        790,200.00
       Summary              0018019075         Jun-2007        01-Dec-2006             CA              80.00      1,000,000.00
       Summary              0018020016         Aug-2007        01-Feb-2007             FL              80.00        712,000.00
       Summary              0018021923         Jun-2007        01-Feb-2007             CA              90.00        558,000.00
       Summary              0018031740         Jul-2007        01-Jan-2007             FL              79.99        279,900.00
       Summary              0018049502         Aug-2007        01-Feb-2007             TX              75.00        251,250.00
       Summary              0018058511         Jun-2007        01-Feb-2007             CA              65.00        214,500.00
       Summary              0018064642         Jun-2007        01-Feb-2007             CO              80.00        592,000.00
       Summary              0018073106         Jul-2007        01-Feb-2007             NJ              80.00        237,600.00
       Summary              0018074666         Aug-2007        01-Feb-2007             MI              80.00        100,000.00
       Summary              0018079244         Aug-2007        01-Feb-2007             FL              80.00        220,720.00
       Summary              0018082461         Jul-2007        01-Jan-2007             NV              80.00        448,000.00
       Summary              0018084616         Aug-2007        01-Jan-2007             CA              70.00        647,500.00
       Summary              0018096933         Aug-2007        01-Feb-2007             IN              75.00        120,453.00
       Summary              0018103101         Jul-2007        01-Mar-2007             FL              80.00        272,000.00
       Summary              0018137141         Jun-2007        01-Feb-2007             CT              75.00        821,250.00
       Summary              0018138255         Jun-2007        01-Feb-2007             NJ              80.00        460,000.00
       Summary              0018140707         Aug-2007        01-Feb-2007             CA              80.00        274,400.00
       Summary              0018158899         Jun-2007        01-Feb-2007             NJ              75.00      1,271,250.00
       Summary              0018171272         Jun-2007        01-Feb-2007             NV              70.00        945,000.00
       Summary              0018174664         Aug-2007        01-Oct-2006             GA              80.00        256,000.00
       Summary              0018180471         Jul-2007        01-Mar-2007             CA              80.00        323,200.00
       Summary              0018188227         Aug-2007        01-Mar-2007             AZ              80.00        352,000.00
       Summary              0018246264         Jul-2007        01-Mar-2007             FL              75.00      1,200,000.00
       Summary              0018250514         Jul-2007        01-Mar-2007             NV              80.00        224,000.00
       Summary              0018261982         Jul-2007        01-Mar-2007             FL              80.00        288,000.00
       Summary              0018266452         Aug-2007        01-Mar-2007             GA              70.00        122,500.00
       Summary              0018270215         Jun-2007        01-Feb-2007             MD              79.99        295,900.00
       Summary              0018291112         Jul-2007        01-Mar-2007             VA              80.00        228,000.00
       Summary              0019306034         Jun-2007        01-Jan-2007             CA              80.00        494,050.00
       Summary              0019929058         Jun-2007        01-Feb-2007             HI              80.00        256,000.00
       Summary              0019950484         Jun-2007        01-Dec-2006             CA              80.00        492,000.00
       Summary              0019950765         Jun-2007        01-Jan-2007             CA              80.00        336,000.00
       Summary              0024202566         Aug-2007        01-Oct-2006             FL             100.00        319,181.00
       Summary              0050554997         Aug-2007        01-Apr-2005             CA              80.00        238,558.00
       Summary              0051455954         Jul-2007        01-May-2005             MA              81.98        418,100.00
       Summary              0146667076         Aug-2007        01-Oct-2005             MD              79.52        131,200.00
       Summary              0147076772         Jun-2007        01-Dec-2005             WA              90.00        279,000.00
       Summary              0150324663         Jun-2007        01-Mar-2006             FL              90.00        486,000.00
       Summary              0151478153         Aug-2007        01-Jul-2006             MI              90.00        139,500.00
       Summary              0152157178         Aug-2007        01-Jul-2006             IN              90.00         49,500.00
       Summary              0152408852         Jun-2007        01-Jul-2006             OH              90.00        130,500.00
       Summary              0152517876         Aug-2007        01-Jul-2006             WA              74.95        207,750.00
       Summary              0154450928         Aug-2007        01-Oct-2006             FL              80.00        742,505.00
       Summary              0155585235         Aug-2007        01-Dec-2006             CA              89.99        494,945.00
       Summary              0156089286         Jun-2007        01-Jan-2007             FL              95.00        248,900.00
       Summary              0203411459         Jul-2007        01-Dec-2006             NC              90.00         90,000.00
       Summary              0252504451         Jul-2007        01-Sep-2004             NE             100.00         46,000.00
       Summary              1172006305         Jul-2007        01-Feb-2007             OH             112.46        166,440.00
       Summary              8481018300         Jul-2007        01-Oct-2000             MN             100.00        104,900.00


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan        Scheduled                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest
       Summary               0003263357        48,890.61       01-Mar-2007              3          6.250%               939.89
       Summary               0003545530       130,514.03       01-Mar-2007              3          6.375%             2,563.81
       Summary               0003614617       648,103.01       01-Dec-2006              6          7.772%            15,664.82
       Summary               0003615812       311,420.64       01-Mar-2007              3          5.500%             5,207.60
       Summary               0003631314        55,957.18       01-Feb-2007              4          6.125%             1,053.07
       Summary               0003634243       104,480.97       01-Feb-2007              4          7.500%             2,445.45
       Summary               0003635604        90,971.34       01-Mar-2007              3          7.250%             2,046.88
       Summary               0003636156        62,924.81       01-Mar-2007              3          8.875%             1,759.31
       Summary               0003648128       126,904.02       01-Mar-2007              3          7.125%             2,808.40
       Summary               0003648995       486,362.93       01-Mar-2007              3          6.875%            10,335.20
       Summary               0003649613       100,845.90       01-Oct-2006              8          8.950%             2,844.71
       Summary               0003665106       175,551.53       01-Feb-2007              4          6.625%             3,584.16
       Summary               0003665304        84,000.00       01-Feb-2007              4          7.875%             2,065.00
       Summary               0003665312        82,400.00       01-Feb-2007              4          7.875%             2,025.68
       Summary               0003665460       160,051.82       01-Mar-2007              3          8.375%             4,201.36
       Summary               0003665528       173,599.31       01-Mar-2007              3          7.625%             4,123.00
       Summary               0003665833        90,868.89       01-Mar-2007              3          8.250%             2,351.45
       Summary               0003665932        96,000.00       01-Mar-2007              3          7.375%             2,200.00
       Summary               0003667276        79,516.20       01-Mar-2007              3          4.625%             1,097.89
       Summary               0003671120       325,356.42       01-Feb-2007              4          7.750%             7,906.91
       Summary               0003674447       308,583.29       01-Feb-2007              4          5.500%             5,158.75
       Summary               0013115407       310,714.60       01-Feb-2007              4          7.875%             7,913.14
       Summary               0013336573        97,446.30       01-Feb-2007              4          7.875%             2,436.16
       Summary               0013527593       331,790.70       01-Feb-2007              4          7.875%             8,294.80
       Summary               0013753058        78,441.79       01-Jan-2007              5          8.500%             2,160.77
       Summary               0014991632       416,635.06       01-Mar-2007              3          8.500%            11,187.24
       Summary               0015362460       144,107.88       01-Feb-2007              4          7.500%             3,429.44
       Summary               0015380652       236,800.00       01-Feb-2007              4          7.500%             5,624.00
       Summary               0015487663       404,885.81       01-Jan-2007              5          7.250%             9,278.64
       Summary               0015555378       387,200.00       01-Jan-2007              5          8.500%            10,486.68
       Summary               0015637317       516,000.00       01-Jan-2007              5          8.250%            13,760.00
       Summary               0015703093       350,152.65       01-Jan-2007              5          8.750%             9,775.12
       Summary               0015711872       148,040.05       01-Mar-2007              3          7.250%             3,392.60
       Summary               0015713100        67,907.72       01-Mar-2007              3          8.000%             1,757.47
       Summary               0015713910       123,310.42       01-Jan-2007              5          8.500%             3,345.13
       Summary               0015750391       208,000.00       01-Feb-2007              4          8.750%             5,806.68
       Summary               0015760374       368,000.00       01-Jan-2007              5          7.625%             9,046.64
       Summary               0015783806       338,400.00       01-Mar-2007              3          8.875%             9,588.00
       Summary               0015821556     1,028,494.99       01-Jan-2007              5          8.500%            27,674.69
       Summary               0015887672     1,034,672.98       01-Jan-2007              5          8.750%            28,586.91
       Summary               0016862385        54,878.23       01-Mar-2007              3          7.750%             1,374.52
       Summary               0017440058       145,600.00       01-Jan-2007              5          7.375%             3,397.32
       Summary               0017459579       780,828.09       01-Jan-2007              5          9.500%            23,780.93
       Summary               0017486887       580,000.00       01-Jan-2007              5          9.875%            18,366.68
       Summary               0017492620       487,920.00       01-Feb-2007              4          7.250%            11,181.48
       Summary               0017505371       560,000.00       01-Jan-2007              5          9.125%            16,333.32
       Summary               0017524372       318,552.62       01-Feb-2007              4          7.500%             7,580.09
       Summary               0017550310       338,499.85       01-Feb-2007              4          7.625%             8,195.66
       Summary               0017817594       155,920.00       01-Feb-2007              4          8.375%             4,157.84
       Summary               0017919416       732,000.00       01-Feb-2007              4          8.000%            18,605.00
       Summary               0017931460     1,068,750.00       01-Jan-2007              5          7.875%            26,718.76
       Summary               0018015974       790,200.00       01-Jan-2007              5          8.125%            20,413.48
       Summary               0018019075     1,000,000.00       01-Jan-2007              5          7.000%            22,083.32
       Summary               0018020016       712,000.00       01-Mar-2007              3          8.250%            18,690.00
       Summary               0018021923       558,000.00       01-Jan-2007              5          8.250%            14,647.48
       Summary               0018031740       279,900.00       01-Feb-2007              4          8.000%             7,114.12
       Summary               0018049502       251,250.00       01-Jan-2007              5          8.250%             6,595.28
       Summary               0018058511       214,500.00       01-Jan-2007              5          7.125%             4,826.24
       Summary               0018064642       592,000.00       01-Jan-2007              5          7.625%            14,306.68
       Summary               0018073106       237,600.00       01-Feb-2007              4          8.125%             6,138.00
       Summary               0018074666        99,520.86       01-Mar-2007              3          8.000%             2,533.90
       Summary               0018079244       220,720.00       01-Mar-2007              3          8.250%             5,793.88
       Summary               0018082461       448,000.00       01-Feb-2007              4          7.000%             9,893.32
       Summary               0018084616       667,294.88       01-Mar-2007              3          8.500%            17,866.32
       Summary               0018096933       119,861.17       01-Feb-2007              4          7.875%             3,001.89
       Summary               0018103101       272,000.00       01-Feb-2007              4          8.125%             7,026.68
       Summary               0018137141       821,250.00       01-Jan-2007              5          7.500%            19,504.68
       Summary               0018138255       457,850.38       01-Jan-2007              5          8.125%            11,847.90
       Summary               0018140707       281,128.63       01-Feb-2007              4          8.750%             7,764.32
       Summary               0018158899     1,271,250.00       01-Jan-2007              5          7.125%            28,603.12
       Summary               0018171272       945,000.00       01-Jan-2007              5          7.875%            23,625.00
       Summary               0018174664       254,310.97       01-Mar-2007              3          8.725%             7,089.32
       Summary               0018180471       323,200.00       01-Feb-2007              4          7.750%             7,945.32
       Summary               0018188227       352,000.00       01-Mar-2007              3          7.875%             8,800.00
       Summary               0018246264     1,200,000.00       01-Feb-2007              4          7.500%            28,500.00
       Summary               0018250514       224,000.00       01-Feb-2007              4          8.250%             5,880.00
       Summary               0018261982       286,879.00       01-Feb-2007              4          8.250%             7,542.97
       Summary               0018266452       122,500.00       01-Mar-2007              3          6.875%             2,654.16
       Summary               0018270215       295,900.00       01-Jan-2007              5          7.375%             6,904.32
       Summary               0018291112       228,000.00       01-Feb-2007              4          7.625%             5,510.00
       Summary               0019306034       504,172.05       01-Jan-2007              5          8.250%            13,150.05
       Summary               0019929058       260,570.58       01-Jan-2007              5          8.000%             6,580.80
       Summary               0019950484       503,365.08       01-Jan-2007              5          7.875%            12,503.65
       Summary               0019950765       342,863.83       01-Jan-2007              5          7.250%             7,807.39
       Summary               0024202566       319,181.00       01-Apr-2007              2          7.875%             7,282.68
       Summary               0050554997       238,554.27       01-Mar-2007              3          5.750%             4,373.48
       Summary               0051455954       418,100.00       01-Feb-2007              4          5.500%             7,316.76
       Summary               0146667076       128,166.36       01-Mar-2007              3          6.250%             2,570.26
       Summary               0147076772       273,785.03       01-Feb-2007              4          6.875%             6,060.51
       Summary               0150324663       480,642.43       01-Feb-2007              4          8.750%            13,640.45
       Summary               0151478153       138,321.48       01-Mar-2007              3          8.750%             3,925.32
       Summary               0152157178        49,029.23       01-Mar-2007              3          8.375%             1,330.15
       Summary               0152408852       129,424.81       01-Feb-2007              4          8.950%             3,759.04
       Summary               0152517876       206,038.59       01-Mar-2007              3          8.875%             5,932.77
       Summary               0154450928       737,247.45       01-Mar-2007              3          8.375%            20,000.38
       Summary               0155585235       492,563.20       01-Mar-2007              3          9.250%            14,797.20
       Summary               0156089286       248,446.89       01-Feb-2007              4          8.875%             7,146.99
       Summary               0203411459        89,368.24       01-Mar-2007              3          7.375%             2,126.73
       Summary               0252504451        44,266.08       01-Feb-2007              4          6.500%               924.84
       Summary               1172006305       165,419.73       01-Feb-2007              4          6.750%             3,536.81
       Summary               8481018300        97,092.06       01-Feb-2007              4          8.000%             2,516.02


              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



 Summary                                                            12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       2                  Sep-06            0.000%
     Original Principal Balance       247,500.00                  Oct-06            0.000%
     Current Scheduled Balance        246,166.88                  Nov-06            0.000%
                                                                  Dec-06            0.000%
 Current Bankruptcy Total                                         Jan-07            0.000%
     Loans in Bankruptcy                      31                  Feb-07            0.000%
     Original Principal Balance     6,599,725.27                  Mar-07            0.000%
     Current Scheduled Balance      6,391,959.88                  Apr-07            0.000%
                                                                  May-07            0.040%
                                                                  Jun-07            1.212%
                                                                  Jul-07            1.468%
                                                                  Aug-07            1.331%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
        Summary               0000867052       Jun-2007    01-Jun-2002           NC              75.00         45,000.00
        Summary               0002418234       Jun-2007    01-Jul-2006           PA             147.93         53,068.82
        Summary               0003265394       Jun-2007    01-Jan-1995           MD              99.74        117,200.00
        Summary               0003269016       Jun-2007    01-May-1999           NY              98.58        167,587.00
        Summary               0003349420       Jun-2007    01-Dec-2004           IL              96.67         72,500.00
        Summary               0003433745       Jun-2007    01-Oct-2004           NC              97.60        112,238.00
        Summary               0003614062       Jun-2007    01-Jul-2003           NC              76.30        103,000.00
        Summary               0003615101       Jun-2007    01-Sep-2004           AZ              75.00         52,500.00
        Summary               0003615424       Jun-2007    01-Mar-2004           MI              82.16        163,500.00
        Summary               0003630985       Jun-2007    01-Feb-2002           NC              91.35         86,782.00
        Summary               0003630993       Aug-2007    01-Jun-2003           IL              94.34        110,377.93
        Summary               0003631678       Aug-2007    01-Jun-2004           TX              93.84        101,349.00
        Summary               0003633773       Jun-2007    01-Apr-1986           OK              86.60         70,150.00
        Summary               0003663713       Jul-2007    01-Jan-2006           GA              78.07        131,150.00
        Summary               0003665908       Jun-2007    01-Nov-2006           FL              63.24      1,422,850.00
        Summary               0003666302       Jun-2007    01-Feb-2006           CA              63.98        799,769.52
        Summary               0003669090       Jun-2007    01-Aug-2006           LA              87.59        163,800.00
        Summary               0003670403       Jun-2007    01-Dec-2002           TX              58.67         52,800.00
        Summary               0003671518       Jun-2007    01-Nov-1993           NC              73.33         55,000.00
        Summary               0006169298       Jun-2007    01-Apr-1997           AL              97.81         67,000.00
        Summary               0011086881       Aug-2007    01-Feb-1999           TN              80.00         36,000.00
        Summary               0015701428       Jun-2007    01-Sep-2006           MN              80.00        124,000.00
        Summary               0016165623       Jul-2007    01-Jan-2007           MD              80.00        596,000.00
        Summary               0018191759       Jul-2007    01-Feb-2007           MD              80.00        770,000.00
        Summary               0024210064       Jun-2007    01-Dec-2002           NC              90.00         88,200.00
        Summary               0152242855       Aug-2007    01-Jul-2006           OH              90.00        211,500.00
        Summary               0153286679       Jul-2007    01-Aug-2006           NJ              95.00        384,750.00
        Summary               0250006710       Jun-2007    01-May-2001           NJ              80.00         59,200.00
        Summary               1170016849       Jun-2007    01-Jul-2003           IN              96.65        146,349.00
        Summary               1172004966       Jun-2007    01-Oct-2002           NC              99.20        160,700.00
        Summary               1172005866       Jun-2007    01-Apr-2004           GA              96.67         75,404.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number          Scheduled           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
       Summary              0000867052          43,935.14    01-Jun-2007           0           13.625%            979.98
       Summary              0002418234          51,602.53    01-Jul-2007           0            7.000%            560.79
       Summary              0003265394          92,589.59    01-Aug-2007         (1)            7.625%            551.07
       Summary              0003269016         151,674.71    01-Jun-2007           0            8.000%          1,899.99
       Summary              0003349420          71,049.23    01-Apr-2007           2           10.875%          2,460.13
       Summary              0003433745         106,304.00    01-Jun-2007           0            6.250%          1,020.71
       Summary              0003614062          98,227.77    01-May-2007           1            7.622%          1,749.87
       Summary              0003615101          53,462.64    01-Jul-2007           0            7.472%            619.29
       Summary              0003615424         169,220.78    01-Jun-2007           0            8.372%          2,214.51
       Summary              0003630985          78,761.94    01-Jul-2007           0            7.125%            871.59
       Summary              0003630993         105,011.55    01-Mar-2007           3            7.750%          2,545.29
       Summary              0003631678          96,559.51    01-Mar-2007           3            5.625%          1,655.08
       Summary              0003633773          35,600.89    01-May-2007           1            6.596%            550.35
       Summary              0003663713         131,150.00    01-Mar-2007           3            6.750%          2,732.28
       Summary              0003665908       1,422,850.00    01-Feb-2007           4            7.875%         34,978.40
       Summary              0003666302         799,769.52    01-Mar-2007           3            6.875%         16,995.08
       Summary              0003669090         154,631.72    01-Apr-2007           2            6.375%          3,022.30
       Summary              0003670403          41,155.05    01-Jul-2007           0            6.375%            406.44
       Summary              0003671518          25,993.41    01-Aug-2007         (1)            6.000%            119.76
       Summary              0006169298          57,731.43    01-Jun-2007           0            8.000%            747.75
       Summary              0011086881          37,068.47    01-May-2007           1           11.375%          1,008.59
       Summary              0015701428         123,990.02    01-Jan-2007           5            8.750%          3,461.36
       Summary              0016165623         596,000.00    01-Jan-2007           5            7.125%         13,410.00
       Summary              0018191759         770,000.00    01-Jan-2007           5            8.250%         20,212.48
       Summary              0024210064          84,292.17    01-May-2007           1            8.375%          1,715.48
       Summary              0152242855         209,098.41    01-Apr-2007           2            7.375%          4,976.43
       Summary              0153286679         381,742.97    01-Feb-2007           4            8.750%         10,833.03
       Summary              0250006710          41,873.92    01-Jun-2007           0            7.500%            511.15
       Summary              1170016849         137,867.37    01-May-2007           1            5.875%          1,909.51
       Summary              1172004966         150,632.89    01-Jul-2007           0            6.500%          1,547.04
       Summary              1172005866          72,112.25    01-Jul-2007           0            6.250%            710.40

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum (Realized Losses) / Sum (Ending Actual Balance for loans that have experienced a loss).











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  34       7,779,156.29       7,475,840.01          4       1,143,071.00      1,141,071.84

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00        98,438.01


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0002415703            CO              80.00       01-Jan-2006        311,920.00        306,383.53
       Summary               0003262052            AL              99.21       01-Feb-2003         67,458.00         63,017.26
       Summary               0003385226            WA              98.84       01-Mar-2007        232,266.80        230,830.54
       Summary               0003490547            PA              75.00       01-Oct-2003        198,000.00        187,967.07
       Summary               0003613700            CA              80.00       01-Feb-1999        504,000.00        501,311.69
       Summary               0003633799            TX              66.39       01-May-1994        243,000.00        188,846.29
       Summary               0003663549            GA              80.00       01-Oct-2006        153,600.00        152,303.93
       Summary               0003664232            NC              74.88       01-Aug-2006        244,108.16        243,805.64
       Summary               0003664745            FL              70.05       01-Mar-2004        623,404.64        618,509.90
       Summary               0003665098            UT              77.50       01-Dec-2005        182,117.21        181,200.36
       Summary               0003666161            CA              79.98       01-Oct-2005        319,903.33        319,768.42
       Summary               0003667326            LA             100.00       01-Feb-2005        115,000.00        108,273.27
       Summary               0003667532            LA              80.00       01-Oct-1996         39,500.00         34,282.03
       Summary               0003667672            MS              70.00       01-Oct-2003         88,900.00              0.00
       Summary               0003668449            LA              89.16       01-Jan-1998        148,000.00        144,061.47
       Summary               0003668811            LA              68.43       01-Jun-2006        342,152.15        339,296.30
       Summary               0003669280            LA              55.26       01-Oct-2002        420,000.00        386,325.72
       Summary               0003669355            LA              74.04       01-Apr-2003        365,000.00        338,464.57
       Summary               0003671476            NC              79.58       01-Apr-1988         30,000.00         10,963.81
       Summary               0003671484            NC              79.58       01-Apr-1988         30,000.00         10,965.58
       Summary               0003674181            LA              15.00       01-Dec-2005         30,765.00         18,360.39
       Summary               0012745329            FL              73.13       01-Sep-2005        158,700.00        168,413.52
       Summary               0015774581            CO              75.00       01-Oct-2006        117,750.00        117,750.00
       Summary               0016044935            UT              79.99       01-Nov-2006        188,700.00        187,519.72
       Summary               0017704206            NV              80.00       01-Nov-2006        277,021.00        277,021.00
       Summary               0018094409            MD              80.00       01-Feb-2007        500,800.00        498,459.71
       Summary               0018202762            GA              90.00       01-Jan-2007        247,500.00        247,500.00
       Summary               0018252817            CA              80.00       01-Feb-2007        271,600.00        275,480.16
       Summary               0044347912            CA              80.00       01-Aug-2004        328,000.00        312,925.14
       Summary               0152845962            WI              74.96       01-Aug-2006         84,700.00         83,891.88
       Summary               0154391072            KS              90.00       01-Sep-2006        148,500.00        148,117.79
       Summary               0154624282            CA              80.00       01-Dec-2006        440,000.00        437,202.05
       Summary               0155535818            WI              80.00       01-Oct-2006         46,320.00         45,957.65
       Summary               0155615248            NJ              89.13       01-Jan-2007        500,000.00        500,000.00
       Summary               0155800782            NC              85.00       01-Dec-2006         80,750.00         80,442.81
       Summary               0203440136            OR              77.47       01-Dec-2006        141,000.00        135,823.59
       Summary               6540806236            CA              61.32       01-Jul-2006        417,000.00        428,109.36
       Summary               6632185440            AZ              50.94       01-Nov-2006        284,791.00        282,214.98


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0002415703       Loan Paid in Full           0              6.875%             360              19
       Summary              0003262052       Loan Paid in Full           1              6.000%             360              54
       Summary              0003385226       Loan Paid in Full           0              6.000%             360               5
       Summary              0003490547       Loan Paid in Full           0              6.500%             360              46
       Summary              0003613700       Loan Paid in Full           3              7.522%             360             102
       Summary              0003633799       Loan Paid in Full           0              8.375%             360             159
       Summary              0003663549       Loan Paid in Full           0              7.500%             360              10
       Summary              0003664232       Loan Paid in Full           0              7.000%             360              12
       Summary              0003664745       Loan Paid in Full           0              5.750%             360              41
       Summary              0003665098       Loan Paid in Full           0              7.500%             360              20
       Summary              0003666161       Loan Paid in Full           0              7.250%             360              22
       Summary              0003667326       Loan Paid in Full          (1)             5.125%             360              30
       Summary              0003667532       Loan Paid in Full           0              8.500%             360             130
       Summary              0003667672       Loan Paid in Full          (1)             5.625%             120             120
       Summary              0003668449       Loan Paid in Full           0              7.125%             371             115
       Summary              0003668811       Loan Paid in Full           0              7.750%             335              14
       Summary              0003669280       Loan Paid in Full          (1)             5.000%             360              58
       Summary              0003669355       Loan Paid in Full           0              7.875%             360              52
       Summary              0003671476       Loan Paid in Full           0              6.320%             300             232
       Summary              0003671484       Loan Paid in Full           0              6.370%             300             232
       Summary              0003674181       Loan Paid in Full          (1)             7.250%             180              20
       Summary              0012745329       Loan Paid in Full           0              8.375%             360              23
       Summary              0015774581              Repurchase           3              7.250%             360              10
       Summary              0016044935       Loan Paid in Full           3              8.500%             360               9
       Summary              0017704206              Repurchase           0              6.500%             360               9
       Summary              0018094409              Repurchase           4              8.125%             360               6
       Summary              0018202762              Repurchase           4              8.600%             360               7
       Summary              0018252817       Loan Paid in Full           0              7.625%             360               6
       Summary              0044347912       Loan Paid in Full           0              5.250%             360              36
       Summary              0152845962       Loan Paid in Full           0              7.750%             360              12
       Summary              0154391072       Loan Paid in Full          (1)             9.750%             480              11
       Summary              0154624282       Loan Paid in Full          (1)             7.875%             360               8
       Summary              0155535818       Loan Paid in Full           0              7.875%             360              10
       Summary              0155615248       Loan Paid in Full           0              8.875%             360               7
       Summary              0155800782       Loan Paid in Full           0             10.375%             360               8
       Summary              0203440136       Loan Paid in Full           0              5.875%             180               8
       Summary              6540806236       Loan Paid in Full           0              7.750%             360              13
       Summary              6632185440       Loan Paid in Full           0              6.625%             360               9


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       1            188,199.16               4,829.47                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived
       Summary          0003490547      07/31/2007        188,199.16            4,829.47               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            1.782%       Current Month             19.405%        Current Month                 435.061%
     3 Month Average          1.525%       3 Month Average           16.822%        3 Month Average               392.148%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007       3.702%           N/A                          May-2007      94.547%           N/A
         Jun-2007      15.522%           N/A                          Jun-2007     379.577%           N/A
         Jul-2007      15.539%           N/A                          Jul-2007     361.805%           N/A
         Aug-2007      19.405%           N/A                          Aug-2007     435.061%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment
        0019018118       48,278.98       49,277.03         8.470%          8.470%          928.58          386.25

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                              Repurchases Due to Breaches

                                 Beginning
               Loan              Scheduled              Payoff        Current            Current
             Number                Balance             Balance           Rate            Payment
         0015774581             117,750.00          117,750.00         7.250%             711.41
         0017704206             277,021.00          277,021.00         6.500%           1,500.53
         0018094409             498,800.84          498,459.71         8.125%           3,718.43
         0018202762             247,500.00          247,500.00         8.600%           1,773.75

Totals                        1,141,071.84        1,140,730.71

                                    Repurchases Due to Other

                                 Beginning
               Loan              Scheduled               Payoff        Current           Current
             Number                Balance              Balance           Rate           Payment

                             No Repurchases Due to Other this Period



                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 2.500             0                0.00            0.000
     2.500    2.999             0                0.00            0.000
     3.000    3.499             1           90,525.54            0.019
     3.500    3.999            33        8,044,258.46            1.675
     4.000    4.499            74       15,015,333.59            3.127
     4.500    4.999           156       36,749,467.85            7.654
     5.000    5.499           132       29,616,976.11            6.168
     5.500    5.999           175       33,917,539.90            7.064
     6.000    6.499           235       50,735,314.71           10.566
     6.500    6.999           354       80,698,793.43           16.807
     7.000    7.499           248       57,764,422.43           12.030
     7.500    7.999           320       73,054,517.50           15.215
     8.000    8.499           273       62,298,396.00           12.975
     8.500    8.999            99       18,574,207.98            3.868
     9.000    9.499            44        6,736,768.04            1.403
     9.500    9.999            28        3,571,591.68            0.744
    10.000   10.499            12          875,788.94            0.182
    10.500   10.999            14        1,046,743.59            0.218
    11.000   11.499             5          689,160.76            0.144
    11.500   11.999             3          448,657.56            0.093
    12.000   12.499             0                0.00            0.000
    12.500   12.999             2          181,288.13            0.038
    13.000   13.499             1           43,935.14            0.009
 >= 13.750                      0                0.00            0.000
              Total         2,209      480,153,687.34          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
May 18, 2007.

Determination Date
With respect to any Distribution Date and Servicer, the date specified in the related Servicing Agreement.

Interest Determination Date
With respect to each Adjustable Rate Certificate, for the first Accrual Period, May 16, 2007, and with respect to any Accrual Period thereafter, the second LIBOR Business Day preceding the commencement of such Accrual Period.

LIBOR Business Day
Any day on which banks in the London, England and New York City, U.S.A. are open and conducting transactions in foreign currency and exchange.

One-Month LIBOR
With respect to any Accrual Period, the rate determined by the Securities Administrator on the related Interest
Determination Date on the basis of the rate for U.S. dollar deposits for one month that appears on Telerate Screen
Page 3750 as of 11:00 a.m. (London time) on such Interest Determination Date. If such rate does not appear on such page (or such other page as may replace that page on that service, or if such service is no longer offered, such other service for displaying One-Month LIBOR or comparable rates as may be reasonably selected by the Securities
Administrator), One-Month LIBOR for the applicable Accrual Period will be the Reference Bank Rate. If no such quotations can be obtained by the Securities Administrator and no Reference Bank Rate is available, One-Month
LIBOR will be One-Month LIBOR applicable to the preceding Accrual Period. The establishment of One-Month LIBOR on each Determination Date by the Securities Administrator and the Securities Administrator's calculation of the rate of interest applicable to the Certificates bearing interest based on One-Month LIBOR shall, in the absence of manifest error, be conclusive and binding.

Record Date
With respect to each Class of Certificates (except the Adjustable Rate Certificates) and (a) the first Distribution
Date, the Closing Date, and (b) with respect to any other Distribution Date, the close of business on the last
Business Day of the month preceding the month in which such Distribution Date occurs. With respect to the Adjustable
Rate Certificates and any Distribution Date, so long as such Certificates are Book-Entry Certificates, the Business
Day preceding such Distribution Date, and otherwise, the close of business on the last Business Day of the month preceding the month in which such Distribution Date occurs.

Servicer Remittance Date
With respect to each Mortgage Loan and related Servicer, the date set forth in the related Servicing Agreement, when the related Servicer is required to remit funds in the related Protected Account to the Master Servicer.

Servicing Agreement
Any servicing agreement set forth on Schedule I hereto, including the related Assumption Agreement.

Sub-Servicer
Any Person that (i) services Mortgage Loans on behalf of any Servicer or that is engaged by the Master Servicer or Securities Administrator, and (ii) is responsible for the performance (whether directly or through sub-servicers or Subcontractors) of a substantial portion of the material servicing functions required to be performed under this Agreement, any related Servicing Agreement or any sub-servicing agreement that are identified in Item 1122(d)
of Regulation AB.

Trustee
Citibank, N.A., a national banking association, not in its individual capacity, but solely in its capacity as trustee for the benefit of the Certificateholders under this Agreement, and any successor thereto, and any corporation or national banking association resulting from or surviving any consolidation or merger to which it or its successors may be a party and any successor trustee as may from time to time be serving as successor trustee hereunder.

Accrual Period
With respect to the Adjustable Rate Certificates and any Distribution Date, the period from and including the preceding Distribution Date (or, in the case of the first Distribution Date, from the Closing Date) to and including the day prior to the current Distribution Date. All calculations of interest on the Adjustable Rate Certificates
(including the Interest Rate Cap) will be made on the basis of the actual number of days elapsed in the related
Accrual Period and in a 360-day year.

Distribution Date
The 25th day of each calendar month after the initial issuance of the Certificates, or if such 25th day is not a Business Day, the next succeeding Business Day, commencing in May 2007.




EX-99.2


CONSOLIDATED FINANCIAL STATEMENTS
Financial Guaranty Insurance Company and Subsidiaries
June 30, 2007




Financial Guaranty Insurance Company and Subsidiaries

Consolidated Financial Statements


June 30, 2007




Contents

Consolidated Balance Sheets at June 30, 2007 (Unaudited)
and December 31, 2006                                                         1
Consolidated Statements of Income for the Three Months and Six Months Ended
June 30, 2007 and 2006 (Unaudited)                                            2
Consolidated Statements of Cash Flows for the Six Months Ended
June 30, 2007 and 2006 (Unaudited)                                            3
Notes to Financial Statements (Unaudited)                                     4


Financial Guaranty Insurance Company and Subsidiaries


Consolidated Balance Sheets
(Dollars in thousands, except per share amounts)


                                                                    June 30,        December 31,
                                                                       2007             2006
                                                                    (Unaudited)
Assets
Fixed maturity securities, available for sale, at fair value
(amortized cost of  $3,793,276 in 2007 and $3,627,344 in 2006)     $3,733,333       $3,627,007
Variable interest entity fixed maturity securities, held to
maturity at amortized cost                                            750,000          750,000
Short-term investments                                                168,258          211,726
Total investments                                                   4,651,591        4,588,733

Cash and cash equivalents                                              58,794           29,963
Accrued investment income                                              53,281           49,843
Reinsurance recoverable on losses                                       1,111            1,485
Prepaid reinsurance premiums                                          184,020          156,708
Policy acquisition costs deferred, net                                107,846           93,170
Receivable from related parties                                         2,101            2,483
Property and equipment, net of accumulated depreciation of $2,770
in 2007 and  $2,107 in 2006                                             6,266            2,617
Foreign deferred tax asset                                              5,031            3,491
Prepaid expenses and other assets                                      28,135           17,589
Total assets                                                       $5,098,176       $4,946,082


Liabilities and stockholder's equity
Liabilities:
Unearned premiums                                                  $1,402,102       $1,347,592
Losses and loss adjustment expense reserves                            39,732           40,299
Ceded reinsurance balances payable                                      9,970            7,524
Accounts payable and accrued expenses and other liabilities            59,317           43,405
Payable for securities purchased                                       12,268           10,770
Variable interest entity floating rate notes                          750,000          750,000
Accrued interest expense  - variable interest entity                    1,004            1,298
Capital lease obligations                                               2,263            2,941
Current income taxes payable                                           14,696           17,520
Deferred income taxes                                                  57,685           76,551
Dividends payable                                                      10,000           10,000
Total liabilities                                                   2,359,037        2,307,900


Stockholder's equity:
Common stock, par value $1,500 per share; 10,000 shares
authorized, issued and outstanding                                     15,000           15,000
Additional paid-in capital                                          1,906,237        1,901,799
Accumulated other comprehensive (loss) income, net of tax            (30,447)            6,500
Retained earnings                                                     848,349          714,883
Total stockholder's equity                                          2,739,139        2,638,182
Total liabilities and stockholder's equity                         $5,098,176       $4,946,082

See accompanying notes to consolidated financial statements.

1

Financial Guaranty Insurance Company and Subsidiaries

Consolidated Statements of Income
(Unaudited)

(Dollars in thousands)

                                                                       Three months ended                 Six months ended
                                                                             June 30,                           June 30,
                                                                      2007              2006             2007             2006

Revenues:
Gross direct and assumed premiums written                          $124,976          $163,260         $228,151          $252,541
Ceded premiums written                                             (31,582)          (28,887)         (43,777)          (35,310)
Net premiums written                                                 93,394           134,373          184,374           217,231
Increase in net unearned premiums                                  (12,801)          (62,528)         (27,198)          (85,922)
Net premiums earned                                                  80,593            71,845          157,176           131,309


Net investment income                                                38,273            34,038           75,673            66,357
Interest income -investments held by variable
interest entity                                                       8,755             9,658           20,112            14,595
Net realized gains (losses)                                              55              (11)              316              (11)
Net realized and unrealized losses on credit derivative
contracts                                                          (16,318)             (543)         (15,856)             (771)
Other income                                                            933               506            1,345             1,042
Total revenues                                                      112,291           115,493          238,766           212,521

Expenses:

Losses and loss adjustment expenses                                 (5,388)             (265)          (4,206)           (2,198)
Underwriting expenses                                                22,776            22,780           51,163            46,897
Policy acquisition costs deferred, net                              (7,782)           (8,994)         (21,755)          (21,507)
Amortization of deferred policy acquisition costs                     3,871             2,364            7,654             5,556
Other operating expenses                                                382             (782)              778               873
Interest expense - debt held by variable interest entity              8,755             9,658           20,112            14,595
Total expenses                                                       22,614            24,761           53,746            44,216

Income before income tax expense                                     89,677            90,732          185,020           168,305
Income tax expense                                                   16,572            23,521           41,554            42,383
Net income                                                          $73,105           $67,211         $143,466          $125,922


See accompanying notes to consolidated financial statements.

2

Financial Guaranty Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(Unaudited)
(Dollars in thousands)
                                                                                       Six months ended
                                                                                            June 30,
                                                                                      2007            2006

Operating activities
Net income                                                                         $143,466         $125,922
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of policy acquisition costs deferred                                     7,654            5,556
Policy acquisition costs deferred, net                                             (21,755)         (21,507)
Depreciation of property and equipment                                                  663              566
Amortization of fixed maturity securities                                            17,423           16,570
Amortization of short-term investments                                                  180               57
Net realized  gains (losses) on investments                                           (316)               11
Stock compensation expense                                                            4,433            3,249
Change in accrued investment income, prepaid expenses, foreign
deferred tax asset, other assets, and accrued interest expense, net                (11,655)         (13,338)
Change in net realized and unrealized losses on credit derivative
contracts                                                                            15,986            2,614
Change in reinsurance recoverable on losses                                             374              983
Change in prepaid reinsurance premiums                                             (27,312)         (16,214)
Change in unearned premiums                                                          54,586          102,138
Change in losses and loss adjustment expenses                                         (567)          (6,512)
Change in receivable from related parties                                               382            7,233
Change in ceded reinsurance balances payable and accounts payable
and accrued expenses and other liabilities                                          (2,485)            9,753
Change in current federal income taxes receivable                                         -            2,158
Change in current federal income taxes payable                                      (2,824)           15,528
Change in deferred federal income taxes                                               1,259            9,202
Net cash provided by operating activities                                           179,492          243,969

Investing activities
Sales and maturities of fixed maturity securities                                   133,733           81,391
Purchases of fixed maturity securities                                            (315,811)        (291,370)
Purchases, sales and maturities of short-term investments, net                       43,274          (8,577)
Receivable for securities sold                                                           20          (1,023)
Payable for securities purchased                                                      1,498           20,381
Purchases of fixed assets                                                           (4,260)            (142)
Purchase of investments held by variable interest entity                                  -        (750,000)
Net cash used in investing activities                                             (141,546)        (949,340)

Financing activities
Proceeds from issuance of debt held by variable interest entity                           -          750,000
Dividends paid to FGIC Corp.                                                       (10,000)                -
Net cash (used in) provided by financing activities                                (10,000)          750,000

Effect of exchange rate changes on cash                                                 885              (76)


Net increase (decrease) in cash and cash equivalents                                 28,831           44,553
Cash and cash equivalents at beginning of period                                     29,963           45,077
Cash and cash equivalents at end of period                                          $58,794          $89,630

See accompanying notes to consolidated financial statements.

3

Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited)

(Dollars in thousands,except per share amounts)


1. Business and Organization

Financial Guaranty Insurance Company (the "Company") is a wholly owned subsidiary of FGIC Corporation ("FGIC Corp."). The Company provides financial guaranty insurance and other forms of credit enhancement for public finance and structured finance obligations. The Company's financial strength is rated "Aaa" by Moody's Investors Service, Inc., "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc., and "AAA" by Fitch Ratings, Inc.
The Company is licensed to write financial guaranty insurance in all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the U.S. Virgin
Islands, and, through a branch, the United Kingdom. In addition, a United
Kingdom subsidiary of the Company is authorized to write financial guaranty business in the United Kingdom and has passport rights to write business in other European Union member countries.

2. Basis of Presentation

The consolidated financial statements include the accounts of the Company and all other entities in which the Company has a controlling financial interest.
All significant intercompany balances have been eliminated.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for fair presentation have been included. Operating results for the three- and six-month periods ended June
30, 2007 are not necessarily indicative of results that may be expected for the year ending December 31, 2007. These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2006, including the accompanying notes.

Certain 2006 amounts have been reclassified to conform to the 2007 presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

4

Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited)(continued)

(Dollars in thousands,except per share amounts)


3.   Review  of  Financial   Guaranty  Industry   Accounting
Practices

On April 18, 2007, the Financial Accounting Standards Board ("FASB") issued an
Exposure Draft of a Proposed Statement of Financial Accounting Standards entitled Accounting for Financial Guarantee Insurance Contracts, an interpretation of FASB Statement No. 60. The proposed statement addresses accounting for loss reserving, premium recognition and additional disclosures regarding financial guaranty insurance contracts. Currently, the financial guaranty industry accounts for financial guaranty insurance contracts under Statement of Financial Accounting Standards ("SFAS") No. 60, Accounting and
Reporting by Insurance Enterprises, which was developed prior to the emergence of the financial guaranty industry. As SFAS No. 60 does not specifically address financial guaranty contracts, there has been diversity in the manner in which different financial guarantors account for these contracts. The purpose of the proposed statement is to provide authoritative guidance on accounting for financial guaranty contracts that are not accounted for as derivative contracts under SFAS No. 133, Accounting for Derivative Instruments and Hedging
Activities, as amended by SFAS No. 149, Amendment of Statement 133 on Derivative
Instruments and Hedging Activities. The final pronouncement is expected to be issued in the first quarter of 2008. Upon the issuance of the final pronouncement, the Company, along with other companies in the financial guaranty industry, may be required to change certain aspects of accounting for loss reserves, premium income and disclosures.

4. New Accounting Pronouncements

In June 2006, the FASB issued FASB Interpretation No. 48, Accounting for
Uncertainty in Income Taxes ("FIN 48"), an interpretation of SFAS No. 109,
Accounting for Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109 and prescribes metrics for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN
48 also provides guidance on other matters related to accounting for income taxes. FIN 48 is applicable for fiscal years beginning after December 15, 2006.
The Company adopted the provisions of FIN 48 on January 1, 2007. (See note 7.)

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid
Financial Instruments. SFAS No. 155 amends SFAS No. 133 and SFAS No. 140,
Accounting for Transfers and Servicing of Financial Assets and Extinguishment of
Liabilities, and addresses issues raised in SFAS No. 133 Implementation Issue
No. D1, Application of Statement 133 to Beneficial Interests in Securitized
Financial Assets. The primary objectives of SFAS No. 155 are: (i) with respect to SFAS No. 133, to address accounting for beneficial interests in securitized financial assets and (ii) with respect to SFAS No. 140, eliminate a restriction on the passive derivative instruments that a qualifying special purpose entity may hold. SFAS No. 155 is effective for those financial instruments acquired or issued after January 1, 2007. The Company adopted SFAS No. 155 on January 1,
2007.

5

Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited)(continued)

(Dollars in thousands,except per share amounts)


4. New Accounting Pronouncements (continued)

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements.
SFAS No. 157 defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles, and requires additional disclosures about fair value measurements. SFAS No. 157 does not require any new fair value measurements, but its application could change current practices in determining fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The
Company is currently evaluating the implications of SFAS No. 157 and its potential impact on the Company's financial statements.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for
Financial Assets and Financial Liabilities--Including an amendment of FASB
Statement No. 115. SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value. SFAS No. 159 does not require any new fair value measurements. SFAS No. 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently evaluating the implications of SFAS No. 159 and its potential impact on the Company's financial statements.

5. Premium Refundings

Unearned premiums represent the portion of premiums received applicable to future periods on insurance policies in force. When an obligation insured by the Company is refunded by the issuer prior to the end of the expected policy coverage period, any remaining unearned premium is recognized. A refunding occurs when an insured obligation is called or legally defeased by the issuer prior to stated maturity. Premiums earned on refundings were $16,406 and $15,455 for the three months ended June 30, 2007 and 2006, respectively, and $31,478 and $22,766 for the six months ended June 30, 2007 and 2006, respectively.

6. Loss and Loss Adjustment Expense Reserves

Loss reserves and loss adjustment expenses are regularly reviewed and updated based on claim payments and the results of surveillance. The Company conducts ongoing insured portfolio surveillance to identify impaired obligations and thereby provide a materially complete recognition of losses for each accounting period.

6

Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited)(continued)

(Dollars in thousands,except per share amounts)




6. Loss and Loss Adjustment Expense Reserves (continued)

The reserves are necessarily based upon estimates and subjective judgments about the outcomes of future events, and actual results will likely differ from these estimates. At June 30, 2007, the Company had case reserves of $28,906, credit watchlist reserves of $9,297 and an unallocated loss adjustment expense reserve of $1,529. At December 31, 2006, the Company had case reserves of $27,029, credit watchlist reserves of $11,741 and an unallocated loss adjustment expense reserve of $1,529.

Losses and loss adjustment expenses for the three- and six- month periods ended
June 30, 2007 include claim reimbursements of $4,475 for claims paid by the Company during 2006 and 2005 related to an insured obligation of an investor-owned utility impacted by Hurricane Katrina. The Company had previously not recorded a recovery for these claims due to the status of the utility's bankruptcy filing.

7. Income Taxes

The Company files a consolidated U.S. federal tax return with FGIC Corp. The
Company also files separate returns in various state and foreign jurisdictions.

The Company adopted the provisions of FASB Interpretation No. 48, Accounting for
Uncertainty in Income Taxes ("FIN 48"), on January 1, 2007. The Company's liability for unrecognized tax benefits was not impacted as a result of the adoption of FIN 48.

As of June 30, 2007, the balance of unrecognized tax benefits included in current income taxes payable was $20,085, of which $10,129 related to tax positions for which the ultimate deductibility is certain but for which there is uncertainty as to the timing of deductibility. A disallowance as to the timing of the recognition of these tax positions would not result in a change to the annual effective tax rate but would accelerate the payment of cash to the taxing authority. Interest and penalties on any disallowance would also affect the annual effective tax rate.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits. Tax expense related to interest and penalties amounted to a benefit of approximately $335 and $0 for the three months ended June 30, 2007 and 2006, respectively, and $225 and $0 for the six months ended June 30, 2007 and 2006, respectively. Approximately, $225 and $0 was accrued for the payment of interest and penalties at June 30, 2007 and December 31, 2006, respectively, which is included as a component of the balance of unrecognized tax benefits.

7

Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited)(continued)

(Dollars in thousands,except per share amounts)


7. Income Taxes (continued)

In the second quarter of 2006, the Internal Revenue Service ("IRS") commenced an examination of the Company's consolidated U.S. income tax returns for 2003 and 2004. The examination was completed in the second quarter of 2007. Upon completion of the audit, previously unrecognized tax benefits of $5,354 relating to the years under examination were recognized. As a result of completion of the audit, the Company is not subject to U.S. federal income tax examination by the IRS for years before 2005. The Company's United Kingdom operations are subject to examination by foreign tax authorities for the years since they commenced operation in 2004.

During the three- and six-month periods ended June 30, 2007 the gross increase in unrecognized tax benefits as a result of tax positions taken during the current period were $5,600 and $8,290, respectively. There were no decreases in unrecognized tax benefits as a result of tax positions taken in the current period.

The Company's U.S. federal effective corporate tax rates of 18.5% and 25.7% for the three months ended June 30, 2007 and 2006, respectively, and 22.5% and 25.0% for the six months ended June 30, 2007 and 2006, respectively, were less than the statutory corporate tax of 35%, primarily due to tax-exempt interest received on investments and the recognition of tax benefits related to the 2003 and 2004 examination years.

8. Reinsurance

Net premiums earned are shown net of ceded premiums earned of $8,695 and $6,484 for the three months ended June 30, 2007 and 2006, respectively, and $16,542 and $11,352 for the six months ended June 30, 2007 and 2006, respectively.

9. Derivative Instruments

Certain financial guaranty contracts (primarily credit default swaps) issued by the Company are considered derivatives under SFAS No.133. Accordingly, these contracts are recognized on the Consolidated Balance Sheet at their fair value, and changes in fair value are recognized immediately in earnings. The Company considers these agreements to be a normal extension of its financial guaranty insurance business and believes that the most meaningful presentation of the financial statement impact of these derivatives is to record revenue as installments are received as a component of premiums, and to record claims payments, expected claims, loss and loss adjustment expenses, and changes in fair value as "Net realized and unrealized gains (losses) on credit derivative contracts" in the Consolidated Statements of Income.

8

Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited)(continued)

(Dollars in thousands,except per share amounts)


9. Derivative Instruments (continued)

The Company recorded net earned premiums under these agreements of $7,345 and $13,742 for the three- and six-month periods ended June 30, 2007, respectively.
The Company recorded net earned premiums under these agreements of $4,112 and $8,778 for the three- and six-month periods ended June 30, 2006, respectively.
As of June 30, 2007, the Company has recorded no losses or loss adjustment expenses related to these contracts.

The realized and unrealized gains and losses recognized in the Consolidated
Statements of Income by recording credit derivatives at fair value are determined each quarter based on quoted market prices, if available. If quoted market prices are not available, the determination of fair value is based on internally developed models. These models require market-driven inputs, including contractual terms, credit spreads and ratings on the underlying referenced obligations and yield curves. There may be volatility in the use of market-driven inputs obtained from an illiquid market, and differences may exist between available market data and assumptions used by management to estimate the fair value of these instruments. Accordingly, the valuation results from the model could differ materially from amounts that would be realized in the market if the derivative were traded. Due to the volatile nature of the Company's fair value estimate, future valuations could differ materially from those reflected in the current period.

The following table summarizes the realized and unrealized gains (losses) on credit derivative contracts.

                                                   Three months ended
                                                         June 30,
                                                  2007                 2006

Change in unrealized gains (losses)           $(16,447)            $(1,840)
Realized gains                                      129               1,297
Net realized and unrealized gains (losses)
on credit derivative contracts                $(16,318)              $(543)


                                                   Six months ended
                                                         June 30,
                                                   2007                 2006

Change in unrealized gains (losses)           $(15,985)             $(2,614)
Realized gains                                      129                1,843
Net realized and unrealized gains (losses)
on credit derivative contracts                $(15,856)               $(771)

9

Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited)(continued)

(Dollars in thousands,except per share amounts)

9. Derivative Instruments (continued)

The mark-to-market gain and (loss) on credit derivative contracts were $4,497 and ($21,985) at June 30, 2007 and $314 and ($1,817) at December 31, 2006 and
were recorded in "Other assets" and "Other liabilities," respectively.

10. Comprehensive Income

Accumulated other comprehensive (loss) of the Company consists of net unrealized gains and losses on investment securities and foreign currency translation adjustments. The components of total comprehensive income for the three-and six- month periods ended June 30, 2007 and 2006 were as follows:

                                             Three Months Ended
                                                  June 30,
                                         2007                     2006

Net Income                            $73,105                  $67,211
Other comprehensive loss             (35,469)                 (18,661)

Total comprehensive income            $37,636                  $48,550


                                              Six Months Ended
                                                  June 30,
                                         2007                     2006

Net Income                           $143,466                 $125,922
Other comprehensive loss             (36,947)                 (38,814)

Total comprehensive income          $106,519                   $87,108


The components of other comprehensive loss for the three- and six-month periods ended June 30, 2007 and 2006 were as follows:

                                                                           Three Months Ended June 30, 2007

                                                                Before                                          Net of
                                                                  Tax                                            Tax
                                                                Amount                   Tax                    Amount


Unrealized holding losses arising during the period         $(56,969)                $19,939                $(37,030)
Less reclassification adjustment for gains realized
in net income                                                    (55)                     19                     (36)
Unrealized losses on investments                             (57,024)                 19,958                 (37,066)
Foreign currency translation adjustment                         2,457                  (860)                    1,597

Total other comprehensive loss                              $(54,567)                $19,098                $(35,469)


10

Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited)(continued)

(Dollars in thousands,except per share amounts)


10. Comprehensive Income (continued)


                                                                                Three Months Ended June 30, 2006

                                                                    Before                                  Net of
                                                                      Tax                                     Tax
                                                                     Amount              Tax                Amount


Unrealized holding losses arising during the period              $(33,406)            $11,694           $(21,712)
Less reclassification adjustment for losses realized
   in net income                                                        11                (4)                   7
Unrealized losses on investments                                  (33,395)             11,690            (21,705)
Foreign currency translation adjustment                              4,684            (1,640)               3,044
Total other comprehensive loss                                   $(28,711)            $10,050           $(18,661)


                                                                                Six Months Ended June 30, 2007

                                                                    Before                                Net of
                                                                      Tax                                   Tax
                                                                    Amount                Tax             Amount

Unrealized holding losses arising during the period              $(59,208)            $20,723          $(38,485)
Less reclassification adjustment for gains realized
in net income                                                        (316)                110              (206)
Unrealized losses on investments                                  (59,524)             20,833           (38,691)
Foreign currency translation adjustment                              2,683              (939)              1,744

Total other comprehensive loss                                   $(56,841)            $19,894          $(36,947)


                                                                                Six Months Ended June 30, 2006

                                                                    Before                                Net of
                                                                      Tax                                   Tax
                                                                    Amount               Tax              Amount

Unrealized holding losses arising during the period              $(64,903)           $22,716           $(42,187)
Less reclassification adjustment for losses realized
in net income                                                           11               (4)                   7
Unrealized losses on investments                                  (64,892)            22,712            (42,180)
Foreign currency translation adjustment                              5,178           (1,812)               3,366

Total other comprehensive loss                                   $(59,714)            20,900           $(38,814)


11
Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited)(continued)

(Dollars in thousands,except per share amounts)


12.  Dividend

During the six-month periods ended June 30, 2007 and 2006, the Company declared dividends on its common stock in the aggregate amount of $10,000 and $10,000, respectively. The dividends were paid on July 5, 2007 and 2006, respectively, to FGIC Corp., the Company's sole stockholder. The dividends were permissible under and computed in accordance with New York State law.

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